LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related Operating Leases
a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2024	2023

Operating lease ROU assets	$528	$842
Operating lease liabilities, current	$254	$297
Operating lease liabilities, long-term	$296	$580
Weighted average remaining lease term (in years)	1.41	2.61
Weighted average discount rate	4.29%	3.12%

Schedule of Maturities of Operating Lease Liabilities
b.	Future lease payments under operating leases as of December 31, 2024, are as follows:

December 31,

2025	$271
2026	177
2027	129
2028	1

Total future lease payments	578
Less - imputed interest	(28)

Total lease liability balance	$550